UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: November 30, 2019

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	November 30, 2019

WESTERN ASSET

ADJUSTABLE RATE INCOME FUND

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide high current income and to limit the degree of fluctuation of its net asset value resulting from movements in interest rates.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Adjustable Rate Income Fund for the six-month reporting period ended November 30, 2019. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 31, 2019

II	Western Asset Adjustable Rate Income Fund

Performance review

For the six months ended November 30, 2019, Class A shares of Western Asset Adjustable Rate Income Fund, returned 1.50%. The Fund’s unmanaged benchmark, the FTSE 6-Month U.S. Treasury Bill Indexi, returned 1.16% for the same period. The Lipper Short Investment Grade Debt Funds Category Averageii returned 1.64% over the same time frame.

Performance Snapshot as of November 30, 2019 (unaudited)
(excluding sales charges)	6 months
Western Asset Adjustable Rate Income Fund:
Class A	1.50%
Class C	1.09%
Class C1[1]	1.18%
Class I	1.62%
Class IS	1.77%
FTSE 6-Month U.S. Treasury Bill Index	1.16%
Lipper Short Investment Grade Debt Funds Category Average	1.64%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended November 30, 2019 for Class A, Class C, Class C1, Class I and Class IS shares were 1.92%, 1.16%, 1.35%, 2.13% and 2.23%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class C, Class C1, Class I and Class IS shares would have been 1.79%, 1.02%, 1.23%, 2.00% and 2.07%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Adjustable Rate Income Fund	III

Performance review (cont’d)

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated September 30, 2019, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class I and Class IS shares were 0.95%, 1.69%, 1.46%, 0.70% and 0.62%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.88% for Class A shares, 1.63% for Class C shares, 1.38% for Class C1 shares, 0.53% for Class I shares and 0.43% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts previously waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 31, 2019

RISKS: Investments in bonds are subject to interest rate and credit risks. High-yield bonds, sometimes referred to as “junk” bonds, are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund is subject to fluctuations in yield and share price as interest rates rise and fall. The Fund may engage in active and frequent trading to achieve its principal investment strategies. The Fund may use

IV	Western Asset Adjustable Rate Income Fund

derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Investments in securities of foreign issuers or issuers with significant exposure to foreign markets are subject to additional risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging market countries. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The FTSE 6-Month U.S. Treasury Bill Index performance is an average of the last six 6-month Treasury bill issues. 6-month U.S. Treasury bills are guaranteed by the U.S. government and provide a fixed rate of return when held to maturity.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended November 30, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 378 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Adjustable Rate Income Fund	V

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Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of November 30, 2019 and May 31, 2019 and does not include derivatives, such as written options, futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2019 and held for the six months ended November 30, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	1.50%	$1,000.00	$1,015.00	0.74%	$3.73	Class A	5.00%	$1,000.00	$1,021.30	0.74%	$3.74
Class C	1.09	1,000.00	1,010.90	1.54	7.74	Class C	5.00	1,000.00	1,017.30	1.54	7.77
Class C1	1.18	1,000.00	1,011.80	1.38	6.94	Class C1	5.00	1,000.00	1,018.10	1.38	6.96
Class I	1.62	1,000.00	1,016.20	0.52	2.62	Class I	5.00	1,000.00	1,022.40	0.52	2.63
Class IS	1.77	1,000.00	1,017.70	0.43	2.17	Class IS	5.00	1,000.00	1,022.85	0.43	2.17

2	Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report

[1]	For the six months ended November 30, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report	3

Schedule of investments (unaudited)

November 30, 2019

Western Asset Adjustable Rate Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 33.2%
Communication Services — 4.1%
Diversified Telecommunication Services — 1.8%
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 1.180%)	3.312%	6/12/24	$2,320,000	$2,360,796	(a)
Verizon Communications Inc., Senior Notes (3 mo. USD LIBOR + 0.550%)	2.449%	5/22/20	1,000,000	1,002,026	(a)
Verizon Communications Inc., Senior Notes (3 mo. USD LIBOR + 1.100%)	3.010%	5/15/25	2,020,000	2,058,974	(a)
Total Diversified Telecommunication Services				5,421,796
Media — 1.8%
Charter Communications Operating LLC/ Charter Communications Operating Capital, Senior Secured Notes (3 mo. USD LIBOR + 1.650%)	3.559%	2/1/24	2,300,000	2,366,813	(a)
Comcast Corp., Senior Notes (3 mo. USD LIBOR + 0.630%)	2.631%	4/15/24	1,000,000	1,008,904	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	160,000	160,200
NBCUniversal Enterprise Inc., Senior Notes (3 mo. USD LIBOR + 0.400%)	2.499%	4/1/21	2,000,000	2,007,568	(a)(b)
Total Media				5,543,485
Wireless Telecommunication Services — 0.5%
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	480,000	513,022
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	80,000	92,580
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	250,000	252,500	(b)
Vodafone Group PLC, Senior Notes (3 mo. USD LIBOR + 0.990%)	2.991%	1/16/24	720,000	728,694	(a)
Total Wireless Telecommunication Services				1,586,796
Total Communication Services				12,552,077
Consumer Discretionary — 2.9%
Automobiles — 1.3%
American Honda Finance Corp., Senior Notes (3 mo. USD LIBOR + 0.350%)	2.241%	11/5/21	250,000	250,567	(a)
BMW US Capital LLC, Senior Notes (3 mo. USD LIBOR + 0.410%)	2.411%	4/12/21	1,000,000	1,001,857	(a)(b)
Daimler Finance North America LLC, Senior Notes (3 mo. USD LIBOR + 0.550%)	2.452%	5/4/21	400,000	400,631	(a)(b)

See Notes to Financial Statements.

4	Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report

Western Asset Adjustable Rate Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Automobiles — continued
Daimler Finance North America LLC, Senior Notes (3 mo. USD LIBOR + 0.670%)	2.561%	11/5/21	$200,000	$200,855	(a)(b)
General Motors Co., Senior Notes (3 mo. USD LIBOR + 0.800%)	2.694%	8/7/20	400,000	400,802	(a)
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	330,000	333,963
General Motors Financial Co. Inc., Senior Notes (3 mo. USD LIBOR + 0.850%)	2.862%	4/9/21	1,000,000	1,000,823	(a)
Toyota Motor Credit Corp., Senior Notes (3 mo. USD LIBOR + 0.280%)	2.281%	4/13/21	500,000	501,237	(a)
Total Automobiles				4,090,735
Hotels, Restaurants & Leisure — 0.4%
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	250,000	263,837
Marriott International Inc., Senior Notes (3 mo. USD LIBOR + 0.650%)	2.752%	3/8/21	496,000	498,095	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	450,000	473,172	(b)
Total Hotels, Restaurants & Leisure				1,235,104
Internet & Direct Marketing Retail — 0.1%
Amazon.com Inc., Senior Notes	1.900%	8/21/20	330,000	330,359
Multiline Retail — 0.6%
Dollar Tree Inc., Senior Notes (3 mo. USD LIBOR + 0.700%)	2.702%	4/17/20	2,000,000	2,000,244	(a)
Oil, Gas & Consumable Fuels — 0.3%
Shell International Finance BV, Senior Notes (3 mo. USD LIBOR + 0.400%)	2.305%	11/13/23	800,000	801,262	(a)
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes (3 mo. USD LIBOR + 0.310%)	2.217%	3/1/22	490,000	491,470	(a)
Total Consumer Discretionary				8,949,174
Consumer Staples — 1.3%
Beverages — 0.9%
Anheuser-Busch InBev Finance Inc., Senior Notes (3 mo. USD LIBOR + 1.260%)	3.162%	2/1/21	190,000	192,311	(a)

See Notes to Financial Statements.

Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Adjustable Rate Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Beverages — continued
Anheuser-Busch InBev Worldwide Inc., Senior Notes (3 mo. USD LIBOR + 0.740%)	2.741%	1/12/24	$1,800,000	$1,814,236	(a)
Constellation Brands Inc., Senior Notes (3 mo. USD LIBOR + 0.700%)	2.610%	11/15/21	740,000	740,019	(a)
Total Beverages				2,746,566
Food & Staples Retailing — 0.1%
Walmart Inc., Senior Notes (3 mo. USD LIBOR + 0.230%)	2.389%	6/23/21	400,000	401,277	(a)
Food Products — 0.1%
Kraft Heinz Foods Co., Senior Notes (3 mo. USD LIBOR + 0.570%)	2.471%	2/10/21	250,000	250,220	(a)
Smithfield Foods Inc., Senior Notes	2.700%	1/31/20	160,000	159,998	(b)
Total Food Products				410,218
Tobacco — 0.2%
BAT Capital Corp., Senior Notes	2.764%	8/15/22	390,000	394,380
Reynolds American Inc., Senior Notes	3.250%	6/12/20	172,000	172,998
Total Tobacco				567,378
Total Consumer Staples				4,125,439
Energy — 1.5%
Energy Equipment & Services — 0.0%
Halliburton Co., Senior Notes	3.250%	11/15/21	180,000	183,425
Oil, Gas & Consumable Fuels — 1.5%
BP Capital Markets PLC, Senior Notes (3 mo. USD LIBOR + 0.870%)	2.989%	9/16/21	900,000	910,625	(a)
Chevron Corp., Senior Notes (3 mo. USD LIBOR + 0.530%)	2.436%	3/3/22	800,000	806,153	(a)
Exxon Mobil Corp., Senior Notes (3 mo. USD LIBOR + 0.370%)	2.482%	3/6/22	640,000	643,990	(a)
Kinder Morgan Inc., Senior Notes (3 mo. USD LIBOR + 1.280%)	3.281%	1/15/23	400,000	404,773	(a)
Occidental Petroleum Corp., Senior Notes	4.100%	2/1/21	90,000	91,524
Occidental Petroleum Corp., Senior Notes	4.850%	3/15/21	184,000	189,721
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	235,000	250,360
Range Resources Corp., Senior Notes	4.875%	5/15/25	500,000	408,750

See Notes to Financial Statements.

6	Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report

Western Asset Adjustable Rate Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Shell International Finance BV, Senior Notes (3 mo. USD LIBOR + 0.450%)	2.351%	5/11/20	$330,000	$330,637	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	480,000	519,515	(b)
Total Oil, Gas & Consumable Fuels				4,556,048
Total Energy				4,739,473
Financials — 17.9%
Banks — 13.5%
ABN AMRO Bank NV, Senior Notes (3 mo. USD LIBOR + 0.570%)	2.489%	8/27/21	960,000	963,981	(a)(b)
Banco Santander SA, Senior Notes	3.125%	2/23/23	200,000	203,884
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	3.121%	4/12/23	200,000	201,003	(a)
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.560%)	3.544%	4/11/22	1,000,000	1,018,675	(a)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 0.790%)	2.917%	3/5/24	1,300,000	1,307,918	(a)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 0.960%)	2.894%	7/23/24	500,000	506,125	(a)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 1.000%)	2.936%	4/24/23	500,000	505,938	(a)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 1.160%)	3.126%	1/20/23	1,500,000	1,522,866	(a)
Bank of America Corp., Subordinated Notes (3 mo. USD LIBOR + 0.760%)	2.879%	9/15/26	200,000	196,264	(a)
Bank of Montreal, Senior Notes (3 mo. USD LIBOR + 0.460%)	2.461%	4/13/21	1,100,000	1,104,493	(a)
Bank of Nova Scotia, Senior Notes (3 mo. USD LIBOR + 0.640%)	2.742%	3/7/22	600,000	604,259	(a)
Banque Federative du Credit Mutuel SA, Senior Notes (3 mo. USD LIBOR + 0.960%)	2.926%	7/20/23	1,000,000	1,012,118	(a)(c)
Barclays PLC, Senior Notes (3 mo. USD LIBOR + 1.380%)	3.284%	5/16/24	1,200,000	1,209,377	(a)
BB&T Corp., Senior Notes (3 mo. USD LIBOR + 0.570%)	2.689%	6/15/20	1,000,000	1,002,590	(a)
BPCE SA, Senior Notes (3 mo. USD LIBOR + 1.220%)	3.119%	5/22/22	250,000	253,280	(a)(b)
CIT Group Inc., Senior Notes	5.000%	8/1/23	450,000	485,433

See Notes to Financial Statements.

Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Adjustable Rate Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	$510,000	$555,571	(a)(d)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 0.950%)	2.886%	7/24/23	2,000,000	2,017,248	(a)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 0.960%)	2.900%	4/25/22	500,000	507,354	(a)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 1.070%)	3.172%	12/8/21	1,350,000	1,369,826	(a)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 1.430%)	3.337%	9/1/23	1,000,000	1,021,517	(a)
Cooperatieve Rabobank UA, Senior Notes	3.125%	4/26/21	940,000	955,157
Credit Agricole SA, Senior Notes (3 mo. USD LIBOR + 0.970%)	3.104%	6/10/20	980,000	984,965	(a)(b)
Credit Agricole SA, Senior Notes (3 mo. USD LIBOR + 1.180%)	3.279%	7/1/21	600,000	608,859	(a)(b)
Danske Bank A/S, Senior Notes (3 mo. USD LIBOR + 1.060%)	3.192%	9/12/23	970,000	965,249	(a)(b)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.730%)	2.830%	12/27/20	500,000	500,334	(a)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.780%)	2.707%	10/31/22	1,500,000	1,510,206	(a)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.000%)	2.936%	7/24/23	1,600,000	1,615,945	(a)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.360%)	3.300%	4/23/21	380,000	385,535	(a)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.770%)	3.680%	2/25/21	300,000	305,506	(a)
HSBC Holdings PLC, Senior Notes (3 mo. USD LIBOR + 1.000%)	2.904%	5/18/24	1,850,000	1,859,719	(a)
HSBC Holdings PLC, Senior Notes (3 mo. USD LIBOR + 1.500%)	3.543%	1/5/22	200,000	204,128	(a)
JPMorgan Chase & Co., Senior Notes (3 mo. USD LIBOR + 0.680%)	2.587%	6/1/21	900,000	901,935	(a)
JPMorgan Chase & Co., Senior Notes (3 mo. USD LIBOR + 0.850%)	2.860%	1/10/25	1,200,000	1,208,076	(a)
JPMorgan Chase & Co., Senior Notes (3 mo. USD LIBOR + 1.230%)	3.166%	10/24/23	2,000,000	2,035,788	(a)

See Notes to Financial Statements.

8	Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report

Western Asset Adjustable Rate Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Mitsubishi UFJ Financial Group Inc., Senior Notes (3 mo. USD LIBOR + 0.920%)	2.819%	2/22/22	$800,000	$807,800	(a)
Royal Bank of Canada, Senior Notes (3 mo. USD LIBOR + 0.390%)	2.326%	4/30/21	430,000	431,526	(a)
Royal Bank of Scotland Group PLC, Senior Notes (3 mo. USD LIBOR + 1.470%)	3.380%	5/15/23	800,000	807,047	(a)
Santander UK PLC, Senior Notes (3 mo. USD LIBOR + 0.660%)	2.570%	11/15/21	400,000	401,735	(a)
Sumitomo Mitsui Financial Group Inc., Senior Notes (3 mo. USD LIBOR + 0.740%)	2.743%	10/18/22	300,000	301,394	(a)
Sumitomo Mitsui Financial Group Inc., Senior Notes (3 mo. USD LIBOR + 0.800%)	2.801%	10/16/23	1,200,000	1,205,925	(a)
Svenska Handelsbanken AB, Senior Notes (3 mo. USD LIBOR + 0.470%)	2.380%	5/24/21	330,000	331,410	(a)
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	90,000	91,912
U.S. Bank N.A., Senior Notes (3 mo. USD LIBOR + 0.320%)	2.256%	4/26/21	1,250,000	1,253,371	(a)
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	12/30/19	1,020,000	1,035,565	(a)(d)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 0.930%)	2.831%	2/11/22	1,000,000	1,007,279	(a)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 1.230%)	3.157%	10/31/23	1,300,000	1,322,926	(a)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 1.340%)	3.473%	3/4/21	1,250,000	1,267,137	(a)
Total Banks				41,876,149
Capital Markets — 2.0%
Bank of New York Mellon Corp., Senior Notes (3 mo. USD LIBOR + 0.870%)	2.774%	8/17/20	530,000	533,070	(a)
Bank of New York Mellon Corp., Senior Notes (3 mo. USD LIBOR + 1.050%)	2.986%	10/30/23	1,000,000	1,018,592	(a)
Credit Suisse Group AG, Senior Notes (3 mo. USD LIBOR + 1.200%)	3.319%	12/14/23	250,000	252,376	(a)(b)
Morgan Stanley, Senior Notes (3 mo. USD LIBOR + 0.550%)	2.451%	2/10/21	1,000,000	1,000,799	(a)

See Notes to Financial Statements.

Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Adjustable Rate Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Morgan Stanley, Senior Notes (3 mo. USD LIBOR + 0.930%)	2.883%	7/22/22	$1,450,000	$1,463,505	(a)
Morgan Stanley, Senior Notes (3 mo. USD LIBOR + 1.220%)	3.124%	5/8/24	800,000	814,678	(a)
UBS AG Stamford CT, Senior Notes (3 mo. USD LIBOR + 0.850%)	2.757%	6/1/20	1,090,000	1,094,334	(a)
Total Capital Markets				6,177,354
Consumer Finance — 1.6%
American Express Credit Corp., Senior Notes	2.600%	9/14/20	630,000	632,841
American Express Credit Corp., Senior Notes (3 mo. USD LIBOR + 0.430%)	2.336%	3/3/20	1,200,000	1,200,896	(a)
Capital One Financial Corp., Senior Notes (3 mo. USD LIBOR + 0.760%)	2.661%	5/12/20	1,000,000	1,002,286	(a)
Caterpillar Financial Services Corp., Senior Notes (3 mo. USD LIBOR + 0.510%)	2.420%	5/15/23	2,000,000	2,005,396	(a)
Total Consumer Finance				4,841,419
Diversified Financial Services — 0.3%
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	420,000	474,076
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	440,000	447,857	(b)
Total Diversified Financial Services				921,933
Insurance — 0.5%
Allstate Corp., Senior Notes (3 mo. USD LIBOR + 0.430%)	2.534%	3/29/21	600,000	601,428	(a)
Allstate Corp., Senior Notes (3 mo. USD LIBOR + 0.630%)	2.734%	3/29/23	1,000,000	1,003,281	(a)
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	1,627	2,388	(b)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	7.104%	2/12/23	6,940	7,010	(a)(b)
Total Insurance				1,614,107
Total Financials				55,430,962

See Notes to Financial Statements.

10	Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report

Western Asset Adjustable Rate Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Health Care — 3.1%
Health Care Equipment & Supplies — 0.4%
Becton Dickinson and Co., Senior Notes (3 mo. USD LIBOR + 1.030%)	3.142%	6/6/22	$830,000	$838,690	(a)
Zimmer Biomet Holdings Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	2.914%	3/19/21	250,000	250,048	(a)
Total Health Care Equipment & Supplies				1,088,738
Health Care Providers & Services — 1.4%
CIGNA Corp., Senior Notes (3 mo. USD LIBOR + 0.890%)	2.891%	7/15/23	2,145,000	2,154,474	(a)
CVS Health Corp., Senior Notes (3 mo. USD LIBOR + 0.720%)	2.822%	3/9/21	2,200,000	2,210,933	(a)
Total Health Care Providers & Services				4,365,407
Pharmaceuticals — 1.3%
Allergan Funding SCS, Senior Notes (3 mo. USD LIBOR + 1.255%)	3.387%	3/12/20	1,000,000	1,002,989	(a)
Bristol-Myers Squibb Co., Senior Notes (3 mo. USD LIBOR + 0.380%)	2.284%	5/16/22	1,400,000	1,401,553	(a)(b)
Merck & Co. Inc., Senior Notes (3 mo. USD LIBOR + 0.375%)	2.276%	2/10/20	620,000	620,431	(a)
Pfizer Inc., Senior Notes (3 mo. USD LIBOR + 0.330%)	2.449%	9/15/23	1,000,000	1,001,051	(a)
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	30,000	29,454
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	50,000	48,450
Total Pharmaceuticals				4,103,928
Total Health Care				9,558,073
Industrials — 1.4%
Aerospace & Defense — 0.9%
General Dynamics Corp., Senior Notes (3 mo. USD LIBOR + 0.380%)	2.281%	5/11/21	600,000	602,240	(a)
United Technologies Corp., Senior Notes (3 mo. USD LIBOR + 0.650%)	2.554%	8/16/21	2,000,000	2,000,278	(a)
Total Aerospace & Defense				2,602,518
Airlines — 0.0%
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	7,393	8,135
Electrical Equipment — 0.3%
General Electric Co., Senior Notes (3 mo. USD LIBOR + 1.000%)	3.119%	3/15/23	1,000,000	996,721	(a)

See Notes to Financial Statements.

Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Adjustable Rate Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Machinery — 0.2%
John Deere Capital Corp., Senior Notes (3 mo. USD LIBOR + 0.240%)	2.372%	3/12/21	$490,000	$490,441	(a)
John Deere Capital Corp., Senior Notes (3 mo. USD LIBOR + 0.550%)	2.652%	6/7/23	235,000	236,097	(a)
Total Machinery				726,538
Total Industrials				4,333,912
Information Technology — 0.6%
IT Services — 0.1%
IBM Credit LLC, Senior Notes (3 mo. USD LIBOR + 0.260%)	2.226%	1/20/21	450,000	450,888	(a)
Technology Hardware, Storage & Peripherals — 0.5%
Apple Inc., Senior Notes (3 mo. USD LIBOR + 0.350%)	2.251%	5/11/22	1,000,000	1,005,445	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	480,000	494,369	(b)
Total Technology Hardware, Storage & Peripherals				1,499,814
Total Information Technology				1,950,702
Materials — 0.3%
Chemicals — 0.1%
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	380,000	381,469	(b)
Metals & Mining — 0.2%
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	500,000	511,450
Total Materials				892,919
Utilities — 0.1%
Electric Utilities — 0.1%
FirstEnergy Corp., Senior Notes	2.850%	7/15/22	300,000	304,803
Total Corporate Bonds & Notes (Cost — $102,092,401)				102,837,534
Asset-Backed Securities — 22.1%
Academic Loan Funding Trust, 2012-1A A2 (1 mo. USD LIBOR + 1.100%)	2.808%	12/27/44	310,631	309,477	(a)(b)
ACIS CLO Ltd., 2014-4A A (3 mo. USD LIBOR + 1.420%)	3.329%	5/1/26	405,004	405,752	(a)(b)
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	3.499%	5/1/27	125,564	125,613	(a)(b)
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, 2005-4 M2 (1 mo. USD LIBOR + 0.470%)	2.178%	10/25/35	560,000	540,133	(a)
Ally Master Owner Trust, 2017-3 A1 (1 mo. USD LIBOR + 0.430%)	2.195%	6/15/22	1,100,000	1,101,178	(a)

See Notes to Financial Statements.

12	Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report

Western Asset Adjustable Rate Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Ameriquest Mortgage Securities Inc., Asset-Backed Pass-Through Certificates, 2005-R7 M2 (1 mo. USD LIBOR + 0.500%)	2.208%	9/25/35	$297,027	$298,623	(a)
Apex Credit CLO Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.470%)	3.406%	4/24/29	750,000	750,216	(a)(b)
Apidos CLO XII, 2013-12A AR (3 mo. USD LIBOR + 1.080%)	3.081%	4/15/31	750,000	746,298	(a)(b)
Asset-Backed Securities Corp. Home Equity Loan Trust, 2007-HE1 A4 (1 mo. USD LIBOR + 0.140%)	1.848%	12/25/36	1,780,792	1,736,775	(a)
Avery Point CLO Ltd., 2014-5A AR (3 mo. USD LIBOR + 0.980%)	2.982%	7/17/26	242,933	242,942	(a)(b)
Avery Point VI CLO Ltd., 2015-6A AR (3 mo. USD LIBOR + 1.050%)	2.941%	8/5/27	500,000	499,762	(a)(b)
Avery Point VII CLO Ltd., 2015-7A AR (3 mo. USD LIBOR + 1.140%)	3.141%	1/15/28	500,000	499,174	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2017-2A A	2.970%	3/20/24	400,000	408,372	(b)
Ballyrock CLO Ltd., 2019-2A A1B (3 mo. USD LIBOR + 1.750%)	3.648%	11/20/30	250,000	249,999	(a)(b)
Bayview Financial Asset Trust, 2007- SR1A M1 (1 mo. USD LIBOR + 0.800%)	2.818%	3/25/37	422,661	414,781	(a)(b)
BCC Funding Corp. XVI LLC, 2019-1A A2	2.477%	8/20/24	2,000,000	2,001,698	(b)
Benefit Street Partners CLO VII Ltd., 2015-A1AR (3 mo. USD LIBOR + 0.780%)	2.783%	7/18/27	240,186	239,829	(a)(b)
BlueMountain CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.330%)	3.331%	4/13/27	347,171	347,220	(a)(b)
Bowman Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.180%)	3.090%	11/23/25	151,916	151,957	(a)(b)
Capital One Multi-Asset Execution Trust, 2016-A7 A7 (1 mo. USD LIBOR + 0.510%)	2.275%	9/16/24	1,500,000	1,508,940	(a)
Carlyle US CLO Ltd., 2017-2A A1B (3 mo. USD LIBOR + 1.220%)	3.186%	7/20/31	500,000	498,584	(a)(b)
Cedar Funding VI CLO Ltd., 2016-6A AR (3 mo. USD LIBOR + 1.090%)	3.056%	10/20/28	260,000	259,926	(a)(b)
CIFC Funding Ltd., 2013-2A A1LR (3 mo. USD LIBOR + 1.210%)	3.213%	10/18/30	500,000	499,998	(a)(b)
CIFC Funding Ltd., 2017-1A A (3 mo. USD LIBOR + 1.360%)	3.326%	4/23/29	250,000	250,009	(a)(b)

See Notes to Financial Statements.

Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Adjustable Rate Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Citigroup Mortgage Loan Trust Inc., 2007-WFH3 A3 (1 mo. USD LIBOR + 0.250%)	1.958%	6/25/37	$319,544	$320,061	(a)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	4.999%	8/9/24	1,000,000	999,330	(a)(b)
Cumberland Park CLO Ltd., 2015-2A BR (3 mo. USD LIBOR + 1.400%)	3.366%	7/20/28	250,000	249,006	(a)(b)
Cutwater Ltd., 2014-1A A1AR (3 mo. USD LIBOR + 1.250%)	3.251%	7/15/26	367,546	367,995	(a)(b)
Cutwater Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.220%)	3.221%	1/15/29	750,000	749,987	(a)(b)
CWABS Revolving Home Equity Loan Trust, 2004-B 1A (1 mo. USD LIBOR + 0.220%)	1.985%	2/15/29	1,183,614	1,177,967	(a)
DRB Prime Student Loan Trust, 2015-D A1 (1 mo. USD LIBOR + 1.700%)	3.408%	1/25/40	899,297	906,395	(a)(b)
Dryden 75 CLO Ltd., 2019-75A AR (3 mo. USD LIBOR + 1.200%)	3.201%	7/15/30	250,000	250,073	(a)(b)
Enterprise Fleet Financing LLC, 2017-3 A3	2.360%	5/20/23	1,300,000	1,304,630	(b)
Flatiron Clo Ltd., 2017-1A A (3 mo. USD LIBOR + 1.250%)	3.160%	5/15/30	780,000	780,283	(a)(b)
Ford Credit Floorplan Master Owner Trust, 2015-2 A2 (1 mo. USD LIBOR + 0.570%)	2.335%	1/15/22	2,300,000	2,301,047	(a)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	670,000	740,040
GE Business Loan Trust, 2006-1A C (1 mo. USD LIBOR + 0.420%)	2.185%	5/15/34	266,312	250,554	(a)(b)
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.010%)	3.011%	4/15/31	500,000	494,601	(a)(b)
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	3.226%	1/20/30	500,000	499,991	(a)(b)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	3.020%	7/25/27	672,561	672,191	(a)(b)
Hertz Vehicle Financing II LP, 2015-1A B	3.520%	3/25/21	950,000	953,092	(b)
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	380,000	390,565	(b)
Home Equity Mortgage Loan Asset- Backed Trust, 2005-C M2 (1 mo. USD LIBOR + 0.500%)	2.208%	10/25/35	798,860	790,356	(a)

See Notes to Financial Statements.

14	Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report

Western Asset Adjustable Rate Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
ICG US CLO Ltd., 2015-2A AR (3 mo. USD LIBOR + 0.850%)	2.851%	1/16/28	$300,000	$299,215	(a)(b)
Jamestown CLO IV Ltd., 2014-4A A2R (3 mo. USD LIBOR + 1.350%)	3.351%	7/15/26	250,000	249,984	(a)(b)
JFIN CLO Ltd., 2015-1A A1AR (3 mo. USD LIBOR + 0.800%)	2.919%	3/15/26	232,483	231,558	(a)(b)
JFIN MM CLO Ltd., 2014-1A A (3 mo. USD LIBOR + 1.600%)	3.566%	4/20/25	473,897	473,955	(a)(b)
KKR Financial CLO 21 Ltd., 2021 A (3 mo. USD LIBOR + 1.000%)	3.001%	4/15/31	750,000	740,929	(a)(b)
Kubota Credit Owner Trust, 2018-1A A2	2.800%	2/16/21	143,639	143,838	(b)
LCM XXIII Ltd., 2023-A A1 (3 mo. USD LIBOR + 1.400%)	3.366%	10/20/29	750,000	750,037	(a)(b)
Legacy Mortgage Asset Trust, 2019-GS1 A1	4.000%	1/25/59	1,056,874	1,069,131	(b)
Madison Park Funding XVIII Ltd., 2015- 18A A1R (3 mo. USD LIBOR + 1.190%)	3.156%	10/21/30	500,000	499,611	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2006-HE1 M1 (1 mo. USD LIBOR + 0.390%)	2.098%	12/25/36	287,833	288,394	(a)
Morgan Stanley Capital I Inc. Trust, 2006-NC2 A2D (1 mo. USD LIBOR + 0.290%)	1.998%	2/25/36	633,215	627,718	(a)
Nassau Ltd., 2017-IIA AF	3.380%	1/15/30	500,000	499,979	(b)
Navient Private Education Loan Trust, 2015-AA A2B (1 mo. USD LIBOR + 1.200%)	2.965%	12/15/28	997,809	1,004,209	(a)(b)
Navient Private Education Refi Loan Trust, 2019-A A2A	3.420%	1/15/43	209,000	216,699	(b)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. USD LIBOR + 0.900%)	2.665%	1/15/43	740,000	742,081	(a)(b)
Navient Student Loan Trust, 2015-1 A2 (1 mo. USD LIBOR + 0.600%)	2.308%	4/25/40	1,343,413	1,322,154	(a)
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	3.008%	3/25/66	2,000,000	2,030,369	(a)(b)
Navient Student Loan Trust, 2016-7A A (1 mo. USD LIBOR + 1.150%)	2.858%	3/25/66	1,020,291	1,021,593	(a)(b)
NCUA Guaranteed Notes Trust, 2010-A1 A (1 mo. USD LIBOR + 0.350%)	2.120%	12/7/20	525,390	525,941	(a)

See Notes to Financial Statements.

Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Adjustable Rate Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Nelnet Student Loan Trust, 2015-2A A2 (1 mo. USD LIBOR + 0.600%)	2.308%	9/25/47	$648,963	$641,211	(a)(b)
New Century Home Equity Loan Trust, 2004-2 M2 (1 mo. USD LIBOR + 0.930%)	2.638%	8/25/34	706,469	706,579	(a)
North Carolina State Education Assistance Authority, 2011-1 A3 (3 mo. USD LIBOR + 0.900%)	2.840%	10/25/41	570,800	566,827	(a)
NovaStar Home Equity Loan Trust, 2003-1 M1 (1 mo. USD LIBOR + 1.425%)	3.133%	5/25/33	147,439	147,443	(a)
Oaktree CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 0.870%)	2.836%	10/20/27	590,000	588,798	(a)(b)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. USD LIBOR + 1.040%)	2.950%	5/23/31	250,000	248,885	(a)(b)
OHA Loan Funding Ltd., 2015-1A A1R2 (3 mo. USD LIBOR + 1.340%)	0.000%	11/15/32	270,000	270,000	(a)(b)(e)
OHA Loan Funding Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.410%)	3.320%	8/15/29	250,000	250,018	(a)(b)
Option One Mortgage Loan Trust, 2007- FXD1 1A1	5.866%	1/25/37	337,678	328,100
Option One Mortgage Loan Trust, 2007- FXD1 3A4	5.860%	1/25/37	551,861	555,261
OZLM XII Ltd., 2015-12A A1R (3 mo. USD LIBOR + 1.050%)	2.986%	4/30/27	550,000	549,541	(a)(b)
OZLM XXII Ltd., 2018-22A A1 (3 mo. USD LIBOR + 1.070%)	3.072%	1/17/31	250,000	247,823	(a)(b)
PHEAA Student Loan Trust, 2013-2A A1 (1 mo. USD LIBOR + 0.550%)	2.258%	4/25/30	491,541	486,560	(a)(b)
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. USD LIBOR + 0.880%)	2.588%	8/25/33	246,517	247,793	(a)
RR 3 Ltd., 2018-3A A1R2 (3 mo. USD LIBOR + 1.090%)	3.091%	1/15/30	650,000	645,533	(a)(b)
SLC Student Loan Trust, 2005-2 A3 (3 mo. USD LIBOR + 0.110%)	2.229%	3/15/27	616,978	615,398	(a)
SLM Student Loan Trust, 2005-4 A3 (3 mo. USD LIBOR + 0.120%)	2.060%	1/25/27	751,019	745,497	(a)
SLM Student Loan Trust, 2005-5 A4 (3 mo. USD LIBOR + 0.140%)	2.080%	10/25/28	910,904	902,741	(a)
SLM Student Loan Trust, 2005-7 A4 (3 mo. USD LIBOR + 0.150%)	2.090%	10/25/29	529,643	524,506	(a)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	2.090%	3/25/44	1,490,000	1,404,972	(a)

See Notes to Financial Statements.

16	Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report

Western Asset Adjustable Rate Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
SLM Student Loan Trust, 2006-2 A6 (3 mo. USD LIBOR + 0.170%)	2.110%	1/25/41	$1,136,886	$1,089,349	(a)
SLM Student Loan Trust, 2013-1 A3 (1 mo. USD LIBOR + 0.550%)	2.258%	5/26/55	1,142,931	1,125,417	(a)
SLM Student Loan Trust, 2013-6 A3 (1 mo. USD LIBOR + 0.650%)	2.358%	6/25/55	1,261,452	1,260,169	(a)
Small Business Administration, 2017- 10A 1	2.845%	3/10/27	111,466	113,834
SMB Private Education Loan Trust, 2016-B A2B (1 mo. USD LIBOR + 1.450%)	3.215%	2/17/32	317,294	320,876	(a)(b)
SMB Private Education Loan Trust, 2019-B A2B (1 mo. USD LIBOR + 1.000%)	2.765%	6/15/37	2,650,000	2,658,334	(a)(b)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-GEL4 M1 (1 mo. USD LIBOR + 0.380%)	2.088%	10/25/36	1,467,000	1,474,821	(a)(b)
Symphony CLO XII Ltd., 2013-12A AR (3 mo. USD LIBOR + 1.030%)	3.031%	10/15/25	436,548	436,584	(a)(b)
TCW CLO AMR Ltd., 2019-1A A (3 mo. USD LIBOR + 1.440%)	3.350%	2/15/29	770,000	770,085	(a)(b)
Tralee CLO V Ltd., 2018-5A B (3 mo. USD LIBOR + 1.700%)	3.666%	10/20/28	420,000	417,556	(a)(b)
Tralee CLO VI Ltd., 2019-6A AS (3 mo. USD LIBOR + 1.300%)	3.318%	10/25/32	930,000	930,318	(a)(b)
Tryon Park CLO Ltd., 2013-1A A1SR (3 mo. USD LIBOR + 0.890%)	2.891%	4/15/29	1,180,000	1,174,304	(a)(b)
Venture XXVIII CLO Ltd., 2017-28A A2 (3 mo. USD LIBOR + 1.110%)	3.076%	7/20/30	1,000,000	990,093	(a)(b)
Verizon Owner Trust, 2017-3A A1B (1 mo. USD LIBOR + 0.270%)	1.994%	4/20/22	1,774,693	1,777,084	(a)(b)
Voya CLO Ltd., 2013-1A A1AR (3 mo. USD LIBOR + 1.210%)	3.211%	10/15/30	250,000	250,005	(a)(b)
Voya CLO Ltd., 2014-2A A1R (3 mo. USD LIBOR + 1.250%)	3.252%	4/17/30	500,000	499,244	(a)(b)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	3.151%	10/15/31	500,000	498,800	(a)(b)
WHITEBOX CLO I Ltd., 2019-1A ANA (3 mo. USD LIBOR + 1.410%)	3.475%	7/24/32	500,000	499,703	(a)(b)

See Notes to Financial Statements.

Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Adjustable Rate Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	3.569%	7/15/32	$250,000	$248,247	(a)(b)
ZAIS CLO 5 Ltd., 2016-2A A1 (3 mo. USD LIBOR + 1.530%)	3.531%	10/15/28	250,000	249,061	(a)(b)
Total Asset-Backed Securities (Cost — $68,318,066)				68,480,185
Collateralized Mortgage Obligations (f) — 21.3%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. USD LIBOR + 0.880%)	2.645%	9/15/34	500,000	500,798	(a)(b)
Alternative Loan Trust, 2005-81 A1 (1 mo. USD LIBOR + 0.280%)	1.988%	2/25/37	663,335	619,645	(a)
Banc of America Funding Trust, 2014-R5 1A2 (6 mo. USD LIBOR + 1.500%)	3.414%	9/26/45	1,540,000	1,260,184	(a)(b)
Banc of America Funding Trust, 2015-R2 4A1 (1 mo. USD LIBOR + 0.165%)	1.873%	9/29/36	286,421	284,013	(a)(b)
BCAP LLC Trust, 2011-RR5 11A4 (1 mo. USD LIBOR + 0.150%)	2.123%	5/28/36	511,455	511,207	(a)(b)
Bear Stearns Asset Backed Securities Trust, 2003-AC5 A3 (1 mo. USD LIBOR + 1.100%)	2.808%	10/25/33	396,933	389,754	(a)
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	3.015%	7/15/35	910,000	912,130	(a)(b)
CAMB Commercial Mortgage Trust, 2019-LIFE A (1 mo. USD LIBOR + 1.070%)	2.835%	12/15/37	990,000	993,586	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	2.008%	8/25/35	2,884	2,885	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-4A A2 (1 mo. USD LIBOR + 0.290%)	1.998%	10/25/35	12,036	12,224	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-1A A2 (1 mo. USD LIBOR + 0.200%)	1.908%	1/25/36	5,439	5,255	(a)(b)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	330,000	352,794
Credit Suisse Mortgage Capital Trust, 2019-AFC1 A2, Step Bond	2.776%	7/25/49	603,248	603,594	(b)
Credit Suisse Mortgage Capital Trust, 2019-RPL9 A1	3.319%	10/27/59	708,533	710,090	(a)(b)
Credit Suisse Mortgage Trust, 2010-3R 2A3	4.500%	12/26/36	430,960	441,285	(a)(b)
Credit Suisse Mortgage Trust, 2014-11R 15A2	4.050%	1/27/36	674,794	657,378	(a)(b)
CSMC Trust, 2019-AFC1 A1, Step Bond	2.573%	7/25/49	603,248	603,592	(b)
CSMC Trust, 2019-AFC1 A3, Step Bond	2.877%	7/25/49	603,248	603,588	(b)

See Notes to Financial Statements.

18	Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report

Western Asset Adjustable Rate Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
FDIC Guaranteed Notes Trust, 2010-S2 3A (1 mo. USD LIBOR + 0.700%)	2.486%	12/29/45	$62,983	$63,047	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KS12 A (1 mo. USD LIBOR + 0.650%)	2.353%	8/25/29	1,200,000	1,203,660	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC Trust, 3746 FB (1 mo. USD LIBOR + 0.930%)	2.695%	7/15/38	4,673,783	4,752,259	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC Trust, 3877 FA (1 mo. USD LIBOR + 0.350%)	2.115%	11/15/40	129,130	129,320	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC Trust, 4750 CF (1 mo. USD LIBOR + 0.350%)	2.115%	1/15/48	8,001,461	7,933,747	(a)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 2019 F	3.276%	6/1/28	17,247	17,339	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-HQ2 M2 (1 mo. USD LIBOR + 2.200%)	3.908%	9/25/24	111,330	112,722	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA2 M2 (1 mo. USD LIBOR + 2.600%)	4.308%	12/25/27	50,932	51,103	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA4 M3 (1 mo. USD LIBOR + 3.800%)	5.508%	3/25/29	440,000	469,995	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	5.158%	10/25/29	610,000	650,329	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA3 M2 (1 mo. USD LIBOR + 2.500%)	4.208%	3/25/30	500,000	514,736	(a)
Federal National Mortgage Association (FNMA) — CAS, 2013-C01 M2 (1 mo. USD LIBOR + 5.250%)	6.958%	10/25/23	398,931	439,536	(a)

See Notes to Financial Statements.

Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Adjustable Rate Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
Federal National Mortgage Association (FNMA) — CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	6.108%	1/25/24	$541,019	$588,009	(a)
Federal National Mortgage Association (FNMA) — CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	6.608%	11/25/24	190,912	209,976	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2014-C04 2M2 (1 mo. USD LIBOR + 5.000%)	6.708%	11/25/24	262,660	281,099	(a)
Federal National Mortgage Association (FNMA) — CAS, 2016-C02 1M2 (1 mo. USD LIBOR + 6.000%)	7.708%	9/25/28	362,915	396,302	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	5.958%	1/25/29	880,000	932,851	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	5.258%	7/25/30	350,000	367,115	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2018-C01 1M2 (1 mo. USD LIBOR + 2.250%)	3.958%	7/25/30	790,000	798,685	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2018-C03 1M1 (1 mo. USD LIBOR + 0.680%)	2.388%	10/25/30	195,216	195,323	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2018-C03 1M2C (1 mo. USD LIBOR + 2.150%)	3.858%	10/25/30	320,000	320,399	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2018-C06 1M2 (1 mo. USD LIBOR + 2.000%)	3.708%	3/25/31	720,000	722,509	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2019-R07 1M2 (1 mo. USD LIBOR + 2.100%)	3.808%	10/25/39	720,000	724,374	(a)(b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T6 A3	4.238%	11/25/40	132,526	132,528	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	4.596%	3/25/42	1,033,228	1,097,077	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T3 2A	4.447%	8/25/43	714,069	741,632	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, 1997-20 F	2.944%	3/25/27	40,487	40,695	(a)

See Notes to Financial Statements.

20	Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report

Western Asset Adjustable Rate Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
Federal National Mortgage Association (FNMA), REMIC Trust, 2018-39 FW (1 mo. USD LIBOR + 0.300%)	2.332%	6/1/48	$6,078,290	$6,039,152	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, 2019-39 CF (1 mo. USD LIBOR + 0.450%)	2.158%	7/25/49	7,122,116	7,101,363	(a)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6 6A	4.345%	8/25/42	649,849	669,933	(a)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8 3F1 (1 mo. USD LIBOR + 0.400%)	2.108%	5/25/42	94,636	93,738	(a)
GMACM Mortgage Loan Trust, 2005-AF2 A1	6.000%	12/25/35	1,338,435	1,316,698
Gosforth Funding PLC, 2017-1A A1A (3 mo. USD LIBOR + 0.470%)	2.634%	12/19/59	94,326	94,296	(a)(b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	2.497%	2/20/61	338,991	339,041	(a)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. USD LIBOR + 0.400%)	2.397%	3/20/63	603,100	601,120	(a)
Government National Mortgage Association (GNMA), 2016-H07 FK (3 mo. USD LIBOR + 1.000%)	2.997%	3/20/66	2,888,650	2,930,453	(a)
GS Mortgage Securities Corp II, 2000-1A A (1 mo. USD LIBOR + 0.350%)	2.424%	3/20/23	248,598	249,300	(a)(b)
GSMSC Resecuritization Trust, 2015-7R A (1 mo. USD LIBOR + 0.150%)	1.931%	9/26/37	409,505	404,936	(a)(b)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	2.228%	11/25/35	422,655	396,072	(a)
IMT Trust, 2017-APTS AFL (1 mo. USD LIBOR + 0.700%)	2.465%	6/15/34	500,000	498,860	(a)(b)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	325,756	333,049	(a)(b)
Legacy Mortgage Asset Trust, 2019-GS7 A1, Step Bond	3.250%	6/25/59	716,634	722,549	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	540,000	569,711
Morgan Stanley Capital I Trust, 2017- ASHF A (1 mo. USD LIBOR + 0.850%)	2.615%	11/15/34	187,607	187,693	(a)(b)

See Notes to Financial Statements.

Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Adjustable Rate Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
Morgan Stanley Re-REMIC Trust, 2015-R2 2A1 (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 1.090%)	4.452%	12/26/46	$474,911	$479,329	(a)(b)
New Residential Mortgage Loan Trust, 2015-1A A3	3.750%	5/28/52	412,561	430,263	(a)(b)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	219,840	228,571	(a)(b)
New Residential Mortgage Loan Trust, 2017-3A A1	4.000%	4/25/57	432,511	453,631	(a)(b)
New Residential Mortgage Loan Trust, 2018-3A A1	4.500%	5/25/58	445,006	470,417	(a)(b)
New Residential Mortgage Loan Trust, 2019-6A A1B	3.500%	9/1/59	750,000	767,225	(b)(e)(g)
New York Mortgage Trust, 2005-2 A (1 mo. USD LIBOR + 0.660%)	2.368%	8/25/35	194,517	190,311	(a)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2003-A1 M	6.579%	5/25/33	370,076	377,172	(a)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2007-1 1A4	6.138%	3/25/47	403,547	424,098
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	4.555%	5/27/23	573,304	577,658	(a)(b)
PMT Credit Risk Transfer Trust, 2019-3R A (1 mo. USD LIBOR + 2.700%)	4.164%	10/27/22	1,017,271	1,025,690	(a)(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	405,421	356,577	(b)
RALI Trust, 2006-QO7 1A1 (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.800%)	3.126%	9/25/46	420,113	402,011	(a)
RAMP Series Trust, 2004-SL4 A5	7.500%	7/25/32	9,704	6,524
Residential Accredit Loans Inc., 2007- QS7 1A7 (1 mo. USD LIBOR + 0.550%)	2.258%	5/25/37	1,008,889	794,919	(a)
Residential Asset Securitization Trust, PAC, 2003-A11 A2 (1 mo. USD LIBOR + 0.450%)	2.158%	11/25/33	96,354	94,211	(a)
Rosslyn Portfolio Trust, 2017-ROSS A (1 mo. USD LIBOR + 0.950%)	2.715%	6/15/33	561,000	561,301	(a)(b)
Sequoia Mortgage Trust, 9 2A	3.892%	9/20/32	136,269	136,585	(a)
Structured ARM Loan Trust, 2004-2 1A1	4.726%	3/25/34	217,112	220,833	(a)
Structured Asset Securities Corp., 2005-RF3 2A	4.175%	6/25/35	564,782	536,412	(a)(b)
Tharaldson Hotel Portfolio Trust, 2018-THL A (1 mo. USD LIBOR + 0.750%)	2.520%	11/11/34	291,629	291,484	(a)(b)

See Notes to Financial Statements.

22	Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report

Western Asset Adjustable Rate Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	4.533%	8/20/35	$209,153	$193,571	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2005-4 CB9 (1 mo. USD LIBOR + 0.400%)	2.108%	6/25/35	497,880	430,672	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. USD LIBOR + 0.720%)	2.428%	7/25/45	562,691	560,725	(a)
Wells Fargo Commercial Mortgage Trust, 2015-NXS3 ASB	3.371%	9/15/57	170,000	176,518
Total Collateralized Mortgage Obligations (Cost — $65,303,851)				66,085,041
U.S. Government & Agency Obligations — 11.0%
U.S. Government Agencies — 1.6%
Federal Farm Credit Banks, Bonds (3 mo. USD LIBOR + 0.010%)	2.166%	9/20/21	5,000,000	5,001,432	(a)
U.S. Government Obligations — 9.4%
U.S. Treasury Notes	1.875%	12/15/20	1,820,000	1,823,377
U.S. Treasury Notes	2.250%	3/31/21	230,000	231,734
U.S. Treasury Notes	2.125%	5/31/21	6,410,000	6,453,693
U.S. Treasury Notes	1.875%	4/30/22	1,000,000	1,006,250
U.S. Treasury Notes	1.750%	7/15/22	4,370,000	4,386,302
U.S. Treasury Notes	1.625%	11/15/22	4,940,000	4,943,474
U.S. Treasury Notes	2.625%	6/30/23	640,000	662,500
U.S. Treasury Notes	2.750%	7/31/23	1,590,000	1,653,786
U.S. Treasury Notes	2.750%	8/31/23	1,800,000	1,873,863
U.S. Treasury Notes	2.250%	1/31/24	1,700,000	1,742,766
U.S. Treasury Notes	2.875%	4/30/25	2,500,000	2,656,250
U.S. Treasury Notes	2.125%	5/31/26	1,540,000	1,578,440
Total U.S. Government Obligations				29,012,435
Total U.S. Government & Agency Obligations (Cost — $33,615,147)				34,013,867
Mortgage-Backed Securities — 0.6%
FHLMC — 0.1%
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	4/1/29	1,443	1,607
Federal Home Loan Mortgage Corp. (FHLMC) Gold (12 mo. USD LIBOR + 1.495%)	1.946%	6/1/43	342,625	349,428	(a)
Total FHLMC				351,035

See Notes to Financial Statements.

Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Adjustable Rate Income Fund

Security	Rate	Maturity Date	Face Amount	Value
FNMA — 0.1%
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	4.360%	9/1/37	$344,062	$360,166	(a)
GNMA — 0.4%
Government National Mortgage Association (GNMA) II	3.500%	10/20/49	199,704	203,112
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	3.250%	9/20/20-9/20/32	83,207	85,129	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	4.000%	3/20/21-3/20/24	98,739	100,676	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	3.875%	6/20/22-5/20/32	275,464	282,755	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	4.125%	10/20/22-10/20/27	253,072	258,185	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	3.875%	5/20/26	42,056	43,073	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	3.250%	9/20/27	96,255	99,850	(a)
Total GNMA				1,072,780
Total Mortgage-Backed Securities (Cost — $1,766,689)				1,783,981
Senior Loans — 0.6%
Communication Services — 0.3%
Diversified Telecommunication Services — 0.1%
CenturyLink Inc., Initial Term Loan B (1 mo. USD LIBOR + 2.750%)	4.452%	1/31/25	44,212	44,254	(a)(h)(i)

See Notes to Financial Statements.

24	Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report

Western Asset Adjustable Rate Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Diversified Telecommunication Services — continued
Level 3 Financing Inc., 2024 Term Loan B (1 mo. USD LIBOR + 2.250%)	3.952%	2/22/24	$41,559	$41,605	(a)(h)(i)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	4.265%	1/31/28	40,000	40,047	(a)(h)(i)
Total Diversified Telecommunication Services				125,906
Media — 0.2%
Charter Communications Operating LLC, Term Loan B1 (3 mo. USD LIBOR + 1.750%)	3.450%	4/30/25	25,938	26,072	(a)(h)(i)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	5.453%	1/31/26	58,800	58,255	(a)(h)(i)
Univision Communications Inc., 2017 Replacement Term Loan (1 mo. USD LIBOR + 2.750%)	4.452%	3/15/24	639,758	627,429	(a)(h)(i)
Ziggo Secured Finance Partnership, Term Loan E (1 mo. USD LIBOR + 2.500%)	4.265%	4/15/25	20,250	20,243	(a)(h)(i)
Total Media				731,999
Total Communication Services				857,905
Consumer Discretionary — 0.1%
Diversified Consumer Services — 0.0%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1 (1 mo. USD LIBOR + 3.250%)	5.035%	9/23/26	77,323	76,560	(a)(h)(i)
Hotels, Restaurants & Leisure — 0.1%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	3.452%	11/19/26	81,035	81,096	(a)(h)(i)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	4.452%	12/23/24	22,106	21,982	(a)(h)(i)
Golden Nugget Inc., Term Loan B	4.452-4.716%	10/4/23	27,338	27,385	(a)(h)(i)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	3.458%	6/22/26	95,086	95,662	(a)(h)(i)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	4.452%	8/14/24	35,867	35,777	(a)(h)(i)
Total Hotels, Restaurants & Leisure				261,902
Specialty Retail — 0.0%
Michaels Stores Inc., 2018 New Replacement Term Loan B (1 mo. USD LIBOR + 2.500%)	4.202-4.208%	1/30/23	31,726	30,147	(a)(h)(i)
Total Consumer Discretionary				368,609

See Notes to Financial Statements.

Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Adjustable Rate Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Financials — 0.0%
Diversified Financial Services — 0.0%
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	3.452%	11/16/26	$37,554	$37,643	(a)(h)(i)
VFH Parent LLC, Initial Term Loan	—	3/1/26	9,747	9,744	(j)
Total Diversified Financial Services				47,387
Insurance — 0.0%
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	4.702%	11/3/24	49,748	49,852	(a)(h)(i)
Total Financials				97,239
Health Care — 0.0%
Health Care Providers & Services — 0.0%
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	4.202%	8/18/22	53,777	53,906	(a)(h)(i)
Industrials — 0.1%
Air Freight & Logistics — 0.1%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 1.750%)	3.474%	1/15/25	69,222	69,618	(a)(h)(i)
Airlines — 0.0%
American Airlines Inc., 2017 Replacement Term Loan B (1 mo. USD LIBOR + 2.000%)	3.765%	12/14/23	44,100	44,160	(a)(h)(i)
Electrical Equipment — 0.0%
Generac Power Systems Inc., 2018 Term Loan (1 mo. USD LIBOR + 1.750%)	3.531%	5/31/23	45,417	45,501	(a)(h)(i)
Total Industrials				159,279
Materials — 0.1%
Containers & Packaging — 0.1%
Berry Global Inc., Term Loan W (1 mo. USD LIBOR + 2.000%)	3.758%	10/1/22	77,484	77,823	(a)(h)(i)
Berry Global Inc., Term Loan X (1 mo. USD LIBOR + 2.000%)	3.758%	1/19/24	26,947	27,065	(a)(h)(i)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	4.452%	2/6/23	43,123	43,262	(a)(h)(i)
Total Materials				148,150

See Notes to Financial Statements.

26	Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report

Western Asset Adjustable Rate Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Real Estate — 0.0%
Equity Real Estate Investment Trusts (REITs) — 0.0%
MGM Growth Properties Operating Partnership LP, Term Loan B (1 mo. USD LIBOR + 2.000%)	3.702%	3/21/25	$32,332	$32,473	(a)(h)(i)
Total Senior Loans (Cost — $1,722,164)				1,717,561

	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%
Exchange-Traded Purchased Options — 0.0%
Eurodollar 1-Year Mid Curve Futures, Call @ $98.00 (Cost — $36,189)	12/13/19	90	225,000	105,750
Total Investments before Short-Term Investments (Cost — $272,854,507)				275,023,919

	Rate		Shares
Short-Term Investments — 19.5%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $60,216,742)	1.531%		60,216,742	60,216,742	(k)
Total Investments — 108.3% (Cost — $333,071,249)				335,240,661
Liabilities in Excess of Other Assets — (8.3)%				(25,658,748)
Total Net Assets — 100.0%				$309,581,913

See Notes to Financial Statements.

Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Adjustable Rate Income Fund

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	All or a portion of this loan is unfunded as of November 30, 2019. The interest rate for fully unfunded term loans is to be determined.

(k)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At November 30, 2019, the total market value of investments in Affiliated Companies was $60,216,742 and the cost was $60,216,742 (Note 8).

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage

CAS	— Connecticut Avenue Securities

CLO	— Collateralized Loan Obligation

CMT	— Constant Maturity Treasury

LIBOR	— London Interbank Offered Rate

PAC	— Planned Amortization Class

REMIC	— Real Estate Mortgage Investment Conduit

Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit

STRIPS	— Separate Trading of Registered Interest and Principal Securities

USD	— United States Dollar

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
Eurodollar 1-Year Mid Curve Futures, Call	12/13/19	$97.75	20	$50,000	$(36,000)

See Notes to Financial Statements.

28	Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report

Western Asset Adjustable Rate Income Fund

Schedule of Written Options (cont’d)
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
Eurodollar 1-Year Mid Curve Futures, Call	12/13/19	$98.50	45	$112,500	$(4,500)
U.S. Treasury 5-Year Notes Futures, Call	12/27/19	119.50	23	23,000	(3,055)
U.S. Treasury 5-Year Notes Futures, Call	12/27/19	119.75	21	21,000	(1,805)
U.S. Treasury 5-Year Notes Futures, Call	12/27/19	120.25	46	46,000	(1,437)
U.S. Treasury 10-Year Notes Futures, Call	12/27/19	130.00	19	19,000	(5,937)
U.S. Treasury 10-Year Notes Futures, Call	12/27/19	131.00	15	15,000	(1,641)
U.S. Treasury Long-Term Bonds Futures, Call	12/27/19	160.00	7	7,000	(6,016)
Total Exchange-Traded Written Options (Premiums received — $55,324)					$(60,391)

At November 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	74	12/19	$17,919,472	$18,147,112	$227,640
90-Day Eurodollar	76	6/20	18,481,275	18,692,200	210,925
U.S. Treasury 2-Year Notes	31	3/20	6,689,524	6,683,164	(6,360)
U.S. Treasury 5-Year Notes	320	3/20	38,096,624	38,070,000	(26,624)
U.S. Treasury 10-Year Notes	81	3/20	10,497,008	10,478,110	(18,898)
					386,683
Contracts to Sell:
90-Day EuroDollar	25	12/20	6,109,335	6,154,375	(45,040)
U.S. Treasury Long-Term Bonds	11	3/20	1,753,391	1,748,656	4,735
U.S. Treasury Ultra Long-Term Bonds	4	3/20	754,691	750,875	3,816
					(36,489)
Net unrealized appreciation on open futures contracts					$350,194

At November 30, 2019, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
$5,000,000	5/6/21	1.227% semi-annually	3-Month LIBOR quarterly	—	$31,525
6,180,000	6/27/21	1.732% semi-annually	3-Month LIBOR quarterly	—	(6,008)

See Notes to Financial Statements.

Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Adjustable Rate Income Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$7,584,000	9/15/21	1.350% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	$(1,442)	$2,356
	3,750,000	11/30/21	1.940% semi-annually	3-Month LIBOR quarterly	—	(23,587)
	8,800,000	1/31/26	2.500% semi-annually	3-Month LIBOR quarterly	(86,651)	(374,884)
	7,405,000	6/30/26	1.250% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	(7,905)	64,022
Total	$38,719,000				$(95,998)	$(306,576)

†	Percentage shown is an annual percentage rate.

Abbreviations used in this table:

LIBOR	— London Interbank Offered Rate

See Notes to Financial Statements.

30	Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report

Statement of assets and liabilities (unaudited)

November 30, 2019

Assets:
Investments in unaffiliated securities, at value (Cost — $272,854,507)	$275,023,919
Investments in affiliated securities, at value (Cost — $60,216,742)	60,216,742
Cash	1,002,177
Receivable for Fund shares sold	3,003,123
Interest receivable	994,347
Deposits with brokers for centrally cleared swap contracts	125,956
Deposits with brokers for open futures contracts and exchange-traded options	118,288
Principal paydown receivable	9,044
Receivable from broker — variation margin on open futures contracts	3,479
Prepaid expenses	42,301
Total Assets	340,539,376

Liabilities:
Payable for securities purchased	29,883,799
Payable for Fund shares repurchased	795,341
Investment management fee payable	78,826
Written options, at value (premiums received — $55,324)	60,391
Distributions payable	39,248
Service and/or distribution fees payable	28,244
Trustees’ fees payable	166
Payable to broker — variation margin on centrally cleared swap contracts	48
Accrued expenses	71,400
Total Liabilities	30,957,463
Total Net Assets	$309,581,913

Net Assets:
Par value (Note 7)	$341
Paid-in capital in excess of par value	324,952,866
Total distributable earnings (loss)	(15,371,294)
Total Net Assets	$309,581,913

See Notes to Financial Statements.

Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report	31

Statement of assets and liabilities (unaudited) (cont’d)

November 30, 2019

Net Assets:
Class A	$117,093,556
Class C	$2,151,504
Class C1	$916,511
Class I	$185,528,674
Class IS	$3,891,668

Shares Outstanding:
Class A	12,883,100
Class C	237,672
Class C1	101,673
Class I	20,494,020
Class IS	428,205

Net Asset Value:
Class A (and redemption price)	$9.09
Class C*	$9.05
Class C1 (and redemption price)	$9.01
Class I (and redemption price)	$9.05
Class IS (and redemption price)	$9.09

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

32	Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended November 30, 2019

Investment Income:
Interest from unaffiliated investments	$3,605,922
Interest from affiliated investments	411,136
Total Investment Income	4,017,058

Expenses:
Investment management fee (Note 2)	587,397
Service and/or distribution fees (Notes 2 and 5)	144,831
Transfer agent fees (Note 5)	98,689
Registration fees	43,634
Fund accounting fees	36,580
Audit and tax fees	21,423
Legal fees	13,120
Shareholder reports	12,842
Custody fees	3,280
Trustees’ fees	2,993
Insurance	1,548
Commitment fees (Note 9)	1,238
Miscellaneous expenses	3,939
Total Expenses	971,514
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(160,355)
Net Expenses	811,159
Net Investment Income	3,205,899

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(115,789)
Futures contracts	623,154
Written options	163,382
Swap contracts	(338,701)
Net Realized Gain	332,046
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	881,892
Futures contracts	(432,165)
Written options	61,780
Swap contracts	(28,024)
Change in Net Unrealized Appreciation (Depreciation)	483,483
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	815,529
Increase in Net Assets From Operations	$4,021,428

See Notes to Financial Statements.

Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report	33

Statements of changes in net assets

For the Six Months Ended November 30, 2019 (unaudited) and the Year Ended May 31, 2019	November 30	May 31

Operations:
Net investment income	$3,205,899	$4,723,373
Net realized gain	332,046	623,612
Change in net unrealized appreciation (depreciation)	483,483	500,838
Increase in Net Assets From Operations	4,021,428	5,847,823

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(4,491,483)	(5,304,071)
Decrease in Net Assets From Distributions to Shareholders	(4,491,483)	(5,304,071)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	149,667,992	228,667,274
Reinvestment of distributions	4,368,668	5,139,147
Cost of shares repurchased	(74,782,333)	(150,143,641)
Increase in Net Assets From Fund Share Transactions	79,254,327	83,662,780
Increase in Net Assets	78,784,272	84,206,532

Net Assets:
Beginning of period	230,797,641	146,591,109
End of period	$309,581,913	$230,797,641

See Notes to Financial Statements.

34	Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class A Shares[1]	2019[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$9.10	$9.08	$9.07	$8.88	$8.98	$9.01

Income (loss) from operations:
Net investment income	0.11	0.23	0.19	0.12	0.11	0.09
Net realized and unrealized gain (loss)	0.03	0.04	0.01	0.21	(0.08)	(0.02)
Total income from operations	0.14	0.27	0.20	0.33	0.03	0.07

Less distributions from:
Net investment income	(0.15)	(0.25)	(0.19)	(0.14)	(0.13)	(0.10)
Total distributions	(0.15)	(0.25)	(0.19)	(0.14)	(0.13)	(0.10)

Net asset value, end of period	$9.09	$9.10	$9.08	$9.07	$8.88	$8.98
Total return[3]	1.50%	3.00%	2.26%	3.72%	0.34%[4]	0.77%

Net assets, end of period (000s)	$117,094	$73,672	$40,379	$27,984	$134,381	$139,077

Ratios to average net assets:
Gross expenses	0.87%[5]	0.95%	1.01%	0.84%	0.82%	0.82%
Net expenses[6,7]	0.74 [5]	0.78	0.92	0.80	0.82	0.82
Net investment income	2.31 [5]	2.50	2.08	1.31	1.20	0.95

Portfolio turnover rate	10%[8]	32%[8]	36%[8]	26%	22%	34%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2019 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 0.11% for the year ended May 31, 2016.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.88%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 11%, 34% and 44% for the six months ended November 30, 2019 and for the years ended May 31, 2019 and 2018, respectively.

See Notes to Financial Statements.

Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report	35

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class C Shares[1]	2019[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$9.06	$9.04	$9.04	$8.85	$8.95	$8.98

Income (loss) from operations:
Net investment income	0.07	0.15	0.11	0.06	0.03	0.01
Net realized and unrealized gain (loss)	0.03	0.05	0.02	0.20	(0.07)	(0.02)
Total income (loss) from operations	0.10	0.20	0.13	0.26	(0.04)	(0.01)

Less distributions from:
Net investment income	(0.11)	(0.18)	(0.13)	(0.07)	(0.06)	(0.02)
Total distributions	(0.11)	(0.18)	(0.13)	(0.07)	(0.06)	(0.02)

Net asset value, end of period	$9.05	$9.06	$9.04	$9.04	$8.85	$8.95
Total return[3]	1.09%	2.23%	1.41%	2.90%	(0.48)%[4]	(0.11)%

Net assets, end of period (000s)	$2,152	$2,592	$8,966	$7,154	$1,736	$1,963

Ratios to average net assets:
Gross expenses	1.67%[5]	1.69%	1.74%	1.67%	1.64%	1.73%
Net expenses[6,7]	1.54 [5]	1.53	1.64	1.63	1.64	1.70
Net investment income	1.55 [5]	1.67	1.26	0.67	0.38	0.07

Portfolio turnover rate	10%[8]	32%[8]	36%[8]	26%	22%	34%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2019 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been -0.71% for the year ended May 31, 2016.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.63%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to July 20, 2018, the expense limitation was 1.70%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 11%, 34% and 44% for the six months ended November 30, 2019 and for the years ended May 31, 2019 and 2018, respectively.

See Notes to Financial Statements.

36	Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class C1 Shares[1]	2019[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$9.03	$9.01	$9.01	$8.83	$8.93	$8.96

Income (loss) from operations:
Net investment income	0.08	0.18	0.14	0.07	0.06	0.03
Net realized and unrealized gain (loss)	0.02	0.04	0.01	0.20	(0.08)	(0.01)
Total income (loss) from operations	0.10	0.22	0.15	0.27	(0.02)	0.02

Less distributions from:
Net investment income	(0.12)	(0.20)	(0.15)	(0.09)	(0.08)	(0.05)
Total distributions	(0.12)	(0.20)	(0.15)	(0.09)	(0.08)	(0.05)

Net asset value, end of period	$9.01	$9.03	$9.01	$9.01	$8.83	$8.93
Total return[3]	1.18%	2.48%	1.68%	3.04%	(0.22)%[4]	0.18%

Net assets, end of period (000s)	$917	$5,126	$24,252	$27,152	$30,743	$35,058

Ratios to average net assets:
Gross expenses	1.52%[5]	1.46%	1.48%	1.42%	1.38%	1.41%
Net expenses[6,7]	1.38 [5]	1.29	1.38	1.38	1.38	1.41
Net investment income	1.72 [5]	1.95	1.60	0.78	0.64	0.35

Portfolio turnover rate	10%[8]	32%[8]	36%[8]	26%	22%	34%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been -0.45% for the year ended May 31, 2016.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.38%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 11%, 34% and 44% for the six months ended November 30, 2019 and for the years ended May 31, 2019 and 2018, respectively.

See Notes to Financial Statements.

Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report	37

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class I Shares[1]	2019[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$9.06	$9.04	$9.04	$8.86	$8.96	$8.99

Income (loss) from operations:
Net investment income	0.12	0.25	0.22	0.14	0.12	0.10
Net realized and unrealized gain (loss)	0.03	0.04	0.00 [3]	0.20	(0.08)	(0.02)
Total income from operations	0.15	0.29	0.22	0.34	0.04	0.08

Less distributions from:
Net investment income	(0.16)	(0.27)	(0.22)	(0.16)	(0.14)	(0.11)
Total distributions	(0.16)	(0.27)	(0.22)	(0.16)	(0.14)	(0.11)

Net asset value, end of period	$9.05	$9.06	$9.04	$9.04	$8.86	$8.96
Total return[4]	1.62%	3.28%	2.48%	3.82%	0.51%[5]	0.94%

Net assets, end of period (000s)	$185,529	$139,000	$60,684	$28,404	$8,484	$8,022

Ratios to average net assets:
Gross expenses	0.64%[6]	0.70%	0.72%	0.65%	0.65%	0.67%
Net expenses[7]	0.52 [6,8]	0.52 [8]	0.62 [8]	0.61 [8]	0.65	0.65 [8]
Net investment income	2.56 [6]	2.75	2.38	1.56	1.37	1.14

Portfolio turnover rate	10%[9]	32%[9]	36%[9]	26%	22%	34%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2019 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 0.29% for the year ended May 31, 2016.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.53%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to July 20, 2018, the expense limitation was 0.65%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 11%, 34% and 44% for the six months ended November 30, 2019 and for the years ended May 31, 2019 and 2018, respectively.

See Notes to Financial Statements.

38	Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class IS Shares[1]	2019[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$9.09	$9.07	$9.04	$8.86	$8.96	$9.00

Income (loss) from operations:
Net investment income	0.12	0.25	0.23	0.15	0.13	0.11
Net realized and unrealized gain (loss)	0.04	0.05	0.00 [3]	0.19	(0.08)	(0.03)
Total income from operations	0.16	0.30	0.23	0.34	0.05	0.08

Less distributions from:
Net investment income	(0.16)	(0.28)	(0.20)	(0.16)	(0.15)	(0.12)
Total distributions	(0.16)	(0.28)	(0.20)	(0.16)	(0.15)	(0.12)

Net asset value, end of period	$9.09	$9.09	$9.07	$9.04	$8.86	$8.96
Total return[4]	1.77%	3.35%	2.56%	3.91%	0.61%[5]	0.93%

Net assets, end of period (000s)	$3,892	$10,408	$12,310	$4,819	$11,248	$13,678

Ratios to average net assets:
Gross expenses	0.56%[6]	0.62%	0.65%	0.59%	0.56%	0.56%
Net expenses[7,8]	0.43 [6]	0.45	0.55	0.55	0.55	0.55
Net investment income	2.71 [6]	2.78	2.53	1.69	1.47	1.26

Portfolio turnover rate	10%[9]	32%[9]	36%[9]	26%	22%	34%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2019 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 0.38% for the year ended May 31, 2016.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.43%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to July 20, 2018, the expense limitation was 0.55%. In addition, total annual fund operating expenses for Class IS shares did not exceed total annual fund operating expenses for Class I shares.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 11%, 34% and 44% for the six months ended November 30, 2019 and for the years ended May 31, 2019 and 2018, respectively.

See Notes to Financial Statements.

Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report	39

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Adjustable Rate Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

40	Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$102,837,534	—	$102,837,534
Asset-Backed Securities	—	68,480,185	—	68,480,185
Collateralized Mortgage Obligations	—	66,085,041	—	66,085,041
U.S. Government & Agency Obligations	—	34,013,867	—	34,013,867
Mortgage-Backed Securities	—	1,783,981	—	1,783,981
Senior Loans	—	1,717,561	—	1,717,561
Purchased Options	$105,750	—	—	105,750
Total Long-Term Investments	105,750	274,918,169	—	275,023,919
Short-Term Investments†	—	60,216,742	—	60,216,742
Total Investments	$105,750	$335,134,911	—	$335,240,661
Other Financial Instruments:
Futures Contracts	$447,116	—	—	$447,116
Centrally Cleared Interest Rate Swaps	—	$97,903	—	97,903
Total Other Financial Instruments	$447,116	$97,903	—	$545,019
Total	$552,866	$335,232,814	—	$335,785,680
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$60,391	—	—	$60,391
Futures Contracts	96,922	—	—	96,922
Centrally Cleared Interest Rate Swaps	—	$404,479	—	404,479
Total	$157,313	$404,479	—	$561,792

†	See Schedule of Investments for additional detailed categorizations.

42	Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily,

Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of November 30, 2019, the Fund did not hold any credit default swaps to sell protection.

44	Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report

For average notional amounts of swaps held during the year ended November 30, 2019, see Note 4.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(f) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(g) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At November 30, 2019, the Fund had sufficient cash and/or securities to cover these commitments.

Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

(h) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(i) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(j) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

46	Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report

(k) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(l) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and

Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of November 30, 2019, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(m) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(n) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

48	Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report

(o) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(p) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(q) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(r) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class I and Class IS shares did not exceed 0.88%, 1.63%, 1.38%, 0.53% and

Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

0.43%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below. For the six-months ended November 30, 2019, the amount waived was $845.

During the six months ended November 30, 2019, fees waived and/or expenses reimbursed amounted to $160,355.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment.

For the period ended November 30, 2019, there were no CDSCs paid to LMIS and its affiliates.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended November 30, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$47,571,144	$55,841,551
Sales	15,934,149	8,337,108

50	Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report

At November 30, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$333,071,249	$2,597,928	$(428,516)	$2,169,412
Swap contracts	(95,998)	97,903	(404,479)	(306,576)
Written options	(55,324)	17,975	(23,042)	(5,067)
Futures contracts	—	447,116	(96,922)	350,194

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2019.

ASSET DERIVATIVES[1]
Interest Rate Risk
Purchased options[2]	$105,750
Futures contracts[3]	447,116
Centrally cleared swap contracts[4]	97,903
Total	$650,769
LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$60,391
Futures contracts[3]	96,922
Centrally cleared swap contracts[4]	404,479
Total	$561,792

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Purchased options[1]	$(45,290)
Written options	163,382
Futures contracts	623,154
Swap contracts	(338,701)
Total	$402,545

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Purchased options[1]	$(13,622)
Written options	61,780
Futures contracts	(432,165)
Swap contracts	(28,024)
Total	$(412,031)

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in unaffiliated securities in the Statement of Operations.

During the six months ended November 30, 2019, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$122,920
Written options	111,269
Futures contracts (to buy)	78,246,211
Futures contracts (to sell)	16,231,741

Average Notional Balance
Interest rate swap contracts	$33,136,857

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C

52	Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report

and Class C1 shares calculated at the annual rate of 0.25%, 1.00% and 0.75% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended November 30, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$117,166	$27,826
Class C	11,238	1,211
Class C1	16,427	4,696
Class I	—	64,654
Class IS	—	302
Total	$144,831	$98,689

For the six months ended November 30, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$57,310
Class C	1,374
Class C1	3,100
Class I	93,331
Class IS	5,240
Total	$160,355

6. Distributions to shareholders by class

	Six Months Ended November 30, 2019	Year Ended May 31, 2019
Net Investment Income:
Class A	$1,573,461	$1,282,887
Class C	26,455	106,730
Class C1	42,709	472,064
Class I	2,723,310	3,101,614
Class IS	125,548	340,776
Total	$4,491,483	$5,304,071

7. Shares of beneficial interest

At November 30, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of each class were as follows:

	Six Months Ended November 30, 2019		Year Ended May 31, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	7,037,969	$64,193,458	6,791,204	$61,594,370
Shares issued on reinvestment	163,531	1,489,131	128,521	1,164,416
Shares repurchased	(2,416,890)	(22,048,419)	(3,270,221)	(29,591,117)
Net increase	4,784,610	$43,634,170	3,649,504	$33,167,669

Class C
Shares sold	1,628	$14,777	69,137	$624,544
Shares issued on reinvestment	2,826	25,632	11,566	104,357
Shares repurchased	(52,875)	(479,985)	(786,238)	(7,090,082)
Net decrease	(48,421)	$(439,576)	(705,535)	$(6,361,181)

Class C1
Shares sold	276	$2,500	3,055	$27,464
Shares issued on reinvestment	4,105	37,160	51,425	462,155
Shares repurchased	(470,296)	(4,259,783)	(2,177,950)	(19,623,607)
Net decrease	(465,915)	$(4,220,123)	(2,123,470)	$(19,133,988)

Class I
Shares sold	9,222,079	$83,761,357	18,126,831	$163,531,492
Shares issued on reinvestment	297,996	2,703,391	340,044	3,067,443
Shares repurchased	(4,366,410)	(39,655,280)	(9,837,602)	(88,700,185)
Net increase	5,153,665	$46,809,468	8,629,273	$77,898,750

Class IS
Shares sold	185,919	$1,695,900	318,845	$2,889,404
Shares issued on reinvestment	12,452	113,354	37,650	340,776
Shares repurchased	(915,303)	(8,338,866)	(568,454)	(5,138,650)
Net decrease	(716,932)	$(6,529,612)	(211,959)	$(1,908,470)

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund and Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund, both managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio was available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio was not a registered money market fund, it conducted all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion

54	Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report

of the six months ended November 30, 2019. The following transactions were effected in shares of such companies for the six months ended November 30, 2019.

	Affiliate Value at May 31, 2019	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio, LLC	$34,817,548	$93,929,329	93,929,329	$128,746,877	128,746,877
Western Asset Premier Institutional Government Reserves, Premium Shares	—	64,950,957	64,950,957	4,734,215	4,734,215
	$34,817,548	$158,880,286		$133,481,092

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2019
Western Asset Government Cash Management Portfolio, LLC	—	$390,837	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	—	20,299	—	$60,216,742
	—	$411,136	—	$60,216,742

9. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 16, 2020. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.15% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets; there is no upfront fee. Prior to November 18, 2019, the Fund paid a commitment fee of

Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

0.10% and an upfront fee of 0.05%. For the six months ended November 30, 2019, the Fund incurred a commitment fee in the amount of $1,238. The Fund did not utilize the Redemption Facility during the six months ended November 30, 2019.

10. Deferred capital losses

As of May 31, 2019, the Fund had deferred capital losses of $15,484,199, which have no expiration date, that will be available to offset future taxable capital gains.

56	Western Asset Adjustable Rate Income Fund 2019 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Income Trust (the “Trust”) held on November 11-12, 2019, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Western Asset Adjustable Rate Income Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company, LLC (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Subadviser, and had received information relevant to the renewal of the Management Agreement and the Sub-Advisory Agreement. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the November meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal

Western Asset Adjustable Rate Income Fund	57

Board approval of management and subadvisory agreements (unaudited) (cont’d)

counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Management Agreement and Sub-Advisory Agreement was in the best interests of the Fund’s shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Subadviser’s risk management processes.

58	Western Asset Adjustable Rate Income Fund

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, the Board considered management’s periodic reports to the Board on, among other things, its business plans and any organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as short investment-grade debt funds by Lipper, showed, among other data, that the Fund’s performance for the 1-year period ended June 30, 2019 was below the median and that its performance for the 3-, 5- and 10-year periods ended June 30, 2019 was above the median. The Board noted the explanations from the Manager and the Subadviser concerning the Fund’s relative performance versus the peer group for the various periods.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Western Asset Adjustable Rate Income Fund	59

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Subadviser to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the fees of the Subadviser and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of short investment-grade debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was above the median and the Actual Management Fee was approximately equivalent to the median. The Board noted that the Fund’s actual total expense ratio was approximately equivalent to the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2021.

60	Western Asset Adjustable Rate Income Fund

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Fund’s Actual Management Fee was approximately equivalent to the median of the expense group. In addition, the Board noted the size of the Fund.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

Western Asset Adjustable Rate Income Fund	61

Additional shareholder information (unaudited)

Results of special meeting of shareholders

A special meeting of shareholders was held on December 3, 2019 for shareholders of record as of September 13, 2019 (the “Record Date”) to elect the Board of Trustees of the Trust. Shareholders of the Fund and each other series of the Trust voted together as a single class to elect the Board.

Shareholders of the Trust voted as indicated below (vote totals are rounded to the nearest whole number). Effective January 1, 2020, the Board is composed of the following Trustees:

Trustee	For	Withheld	Abstained
Robert Abeles, Jr.	11,997,108,647	276,409,003	434,312
Jane F. Dasher	11,994,622,783	279,066,222	262,958
Anita L. DeFrantz	11,977,500,738	296,188,267	262,958
Avedick B. Poladian	12,008,511,650	265,038,045	402,268
Susan B. Kerley	11,991,288,921	282,260,773	402,268
William E.B. Siart	11,976,672,918	296,844,732	434,312
Jaynie Miller Studenmund	12,005,543,214	267,996,794	411,955
Ronald L. Olson	11,995,459,439	278,154,565	337,959
Peter J. Taylor	12,000,052,983	273,487,025	411,955
Jane E. Trust	12,008,224,324	265,464,680	262,958

The above Trustees have also been elected to serve as board members of other Western Asset-advised mutual funds within the Legg Mason fund complex.

62	Western Asset Adjustable Rate Income Fund

Western Asset

Adjustable Rate Income Fund

Trustees*

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

*

During a December 3, 2019 special meeting of shareholders, a new group of board members were elected to oversee substantially all the mutual funds within the Legg Mason fund complex that are advised by Western Asset Management Company, LLC, effective January 1, 2020.

Western Asset Adjustable Rate Income Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Adjustable Rate Income Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Adjustable Rate Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

FD0301 1/20 SR19-3791

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: January 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: January 23, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: January 23, 2020